DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule of Notional and Fair Value Amounts of Outstanding Derivative Instruments

	Notional amount		Fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,
	2022	2021	2022	2021
Forward contracts
expenses NIS	111,253	125,884	(7,862)	4,164
expenses INR	46,406	44,013	(1,379)	828
expenses PHP	11,235	705	651	(5)
	$168,894	$170,602	$(8,590)	$4,987

Schedule of Fair Value of Derivative Instruments by Balance Sheet Location
The fair value of the Company's outstanding derivative instruments at December 31, 2022 and 2021 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2022	2021
Derivative assets:
Foreign exchange forward contracts	Prepaid expenses and other current assets	651	4,992
Derivative liabilities:
Foreign exchange forward contracts	Accrued expenses and other liabilities	$(9,241)	$(5)

Schedule of Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income
The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2022, 2021 and 2020 is summarized below:

	Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)
	Year Ended December 31,
	2022	2021	2020
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$(18,223)	$4,993	$5,901
Option contracts	—	31	(947)
	$(18,223)	$5,024	$4,954
Derivatives in foreign exchange cash flow hedging relationships for the years ended December 31, 2022, 2021 and 2020 is summarized below:

		Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)
		Year Ended December 31,
	Statements of income line item	2022	2021	2020
Option contracts to hedge payroll and facility expenses	Cost of revenues and operating expenses	$—	$(771)	$(490)
Forward contracts to hedge payroll and facility expenses	Cost of revenues, operating expenses and financial expenses	7,189	(5,157)	(1,979)
		$7,189	$(5,928)	$(2,469)